FINANCIAL INVESTMENTS	12 Months Ended
Dec. 31, 2024
FINANCIAL INVESTMENTS
FINANCIAL INVESTMENTS

NOTE 4 – FINANCIAL INVESTMENTS

	2024	2023

Financial assets measured at fair value through profit or loss	2,207,315	2,298,590
- Investment funds (*)	2,207,315	2,298,590
Financial assets carried at amortized cost	177,428	188,685
- Eurobonds (**)	177,428	188,685

	2,384,743	2,487,275

(*)Financial assets measured at fair value through profit or loss consists of mainly foreign currency based mutual funds which include government and private sector debt instruments (2023: Financial assets measured at fair value through profit or loss consists of investment funds which include government and private sector debt instruments).

(**)Financial assets carried at amortized cost consists of eurobonds and the weighted average interest rate of debt instruments denominated in USD at 31 December 2024 are 5.125%. (2023: denominated in USD, 6.24%). There is a restriction on the financial asset until 5 December 2025 due to the letter of credit given by the financial institution.

The movements of financial assets measured at fair value through profit or loss are as follows:

	2024	2023
Beginning of the period - 1 January	2,298,590	41,767
Purchase of financial investments	6,276,918	7,136,133
Change in fair value recognized in the statement of comprehensive income/(loss) (Note 18)	127,621	342,921
Foreign exchange gains	439,331	199,326
Sales of financial investments	(5,965,924)	(4,948,695)
Monetary loss	(969,221)	(472,862)
31 December	2,207,315	2,298,590

NOTE 4 - FINANCIAL INVESTMENTS (Continued)

The movements of financial assets carried at amortized cost are as follows:

	2024	2023
Beginning of the period - 1 January	188,685	—
Purchase of financial investments	201,207	186,976
Foreign exchange gains	26,095	—
Interest accrual	1,676	1,709
Sales of financial investments	(181,513)	—
Monetary loss	(58,722)	—
31 December	177,428	188,685